Related party transactions (Details) - USD ($)			1 Months Ended					3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Sep. 10, 2021	Sep. 10, 2020	Sep. 30, 2021	Apr. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 29, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 21, 2021	Mar. 31, 2021	Sep. 15, 2020	Mar. 31, 2020
Related party transactions (Details) [Line Items]
Accounts payable due to related party					$ 100,000					$ 100,000			$ 100,000	$ 47,900
Convertible notes issued					30,200,000					30,200,000			30,200,000
Convertible notes issued to related parties					$ 9,800,000					$ 9,800,000			$ 9,800,000
Conversion of stock, shares converted (in Shares)					2,721,956								88,545,120	65,591,067
Preferred stock, convertible, conversion price (in Dollars per share)					$ 3.77					$ 3.77			$ 3.77
Generating gross proceeds					$ 10,300,000						$ 15,000,000.0
Shares issued (in Shares)					9,374,786			3,891,256		9,374,786	3,891,256		9,374,786
Shares issued, price per share (in Dollars per share)					$ 7.38			$ 7.38		$ 7.38	$ 7.38		$ 7.38
Total proceeds					$ 1,300,000							$ 377,574
Common stock, value issued					$ 523			$ 3,000		$ 523	$ 3,000		$ 523	$ 309
Common stock, shares issued (in Shares)					20,351,411			27,178,067		20,351,411	27,178,067		20,351,411	10,866,044
Common stock, exercise options (in Shares)								9,271,877			9,271,877
Principal amount of promissory notes					$ 9,200,000					$ 9,200,000			$ 9,200,000
Related parties loan amount											$ 8,300,000
Interest rate					3.25%						3.25%
Promissory note issued					$ 400,000						$ 400,000
Shares of restricted stock awards (in Shares)											5,700,000
Exercised shares (in Shares)					9,271,877						150,000
Warrants price per share (in Dollars per share)					$ 3.05			$ 0.76		$ 3.05	$ 0.76		$ 3.05					$ 0.76
Shares value issued for sponsor														$ 3,358,949
Forfeit up to an aggregate shares (in Shares)													232,113	393,806
Sale of private placement shares (in Shares)					855,688
Price per share (in Dollars per share)					$ 7.01					$ 7.01			$ 7.01
Purchase price					$ 3,400,000
Fair value adjustments					3.06
Promissory notes includes for taxes					$ 700,000					$ 700,000			$ 700,000
Tortoise Acquisition Corp. II [Member]
Related party transactions (Details) [Line Items]
Shares issued (in Shares)					8,625,000			8,625,000		8,625,000	8,625,000		8,625,000
Shares issued, price per share (in Dollars per share)					$ 10.00					$ 10.00			$ 10.00
Founder shares (in Shares)							7,187,500
Founder shares outstanding percentage						20.00%
Working capital loans							$ 1,500,000
Price per share (in Dollars per share)							$ 1.50
Office space monthly rent		$ 10,000
General and administrative expenses										$ 36,667
Administrative Expenses								$ 30,000			$ 60,000		$ 600,000	$ 300,000
Price per share							$ 1,500,000
Borrowed working capital loans											$ 600,000
Activate Capital Partners, LP [Member]
Related party transactions (Details) [Line Items]
Convertible notes issued					$ 9,500,000				$ 6,500,000	$ 9,500,000		6,500,000	$ 9,500,000
Shares issued (in Shares)					2,640,565					2,640,565			2,640,565
Virgo Hermes LLC [Member]
Related party transactions (Details) [Line Items]
Convertible notes issued					$ 3,300,000					$ 3,300,000			$ 3,300,000
19York Ventures [Member]
Related party transactions (Details) [Line Items]
Shares issued (in Shares)					169,485			2,032,271		169,485	2,032,271		169,485
Sponsor [Member] | Tortoise Acquisition Corp. II [Member]
Related party transactions (Details) [Line Items]
Shares value issued for sponsor							$ 25,000
Founder shares (in Shares)						1,437,500	1,437,500
Founder Shares [Member] | Tortoise Acquisition Corp. II [Member]
Related party transactions (Details) [Line Items]
Sponsor holding share (in Shares)							8,625,000
Forfeit up to an aggregate shares (in Shares)							1,125,000
Founder shares outstanding percentage							20.00%
Founder Shares [Member] | Tortoise Acquisition Corp. II [Member] | Business Acquisition [Member]
Related party transactions (Details) [Line Items]
Business combination, description										The holders of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (a) one year after the completion of the Initial Business Combination and (b) subsequent to the Initial Business Combination, (i) if the last reported sale price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the consummation of the Initial Business Combination, and (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.	The holders of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (a) one year after the completion of the Initial Business Combination and (b) subsequent to the Initial Business Combination, (i) if the last reported sale price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the consummation of the Initial Business Combination, and (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
CFO [Member]
Related party transactions (Details) [Line Items]
Convertible notes issued					$ 100,000					$ 100,000			$ 100,000
Shares issued (in Shares)					27,142					27,142			27,142
Bauer Family Investments [Member]
Related party transactions (Details) [Line Items]
Convertible notes issued					$ 200,000					$ 200,000			$ 200,000
Shares issued (in Shares)					54,249					54,249			54,249
Holder [Member] | Tortoise Acquisition Corp. II [Member]
Related party transactions (Details) [Line Items]
Forfeit up to an aggregate shares (in Shares)						1,125,000
Convertible Notes Payable [Member]
Related party transactions (Details) [Line Items]
Convertible notes issued					$ 20,700,000				9,500,000	$ 20,700,000		9,500,000	$ 20,700,000
Promissory Notes [Member]
Related party transactions (Details) [Line Items]
Principal amount of promissory notes					$ 700,000			$ 9,000,000.0		$ 700,000	$ 9,000,000.0		$ 700,000
Initial Public Offering [Member] | Tortoise Acquisition Corp. II [Member]
Related party transactions (Details) [Line Items]
Payment of costs related to proposed public offering							$ 600,000
Borrowings							$ 181,000
Founder Shares [Member] | Tortoise Acquisition Corp. II [Member]
Related party transactions (Details) [Line Items]
Sponsor holding share (in Shares)						8,625,000
Chief Executive Officer [Member]
Related party transactions (Details) [Line Items]
Consulting services									$ 200,000			$ 300,000
Class B Ordinary Shares [Member]
Related party transactions (Details) [Line Items]
Shares issued (in Shares)															150,134	6,209,918
Shares issued, price per share (in Dollars per share)															$ 8.13
Common stock issued for warrants (in Shares)								150,000			150,000
Related parties loan amount											$ 1,500
Common stock issued to CEO and president (in Shares)											6,826,656
Warrants price per share (in Dollars per share)					$ 0.01			$ 0.01	$ 1.31	$ 0.01	$ 0.01	$ 1.31	$ 0.01	$ 2.19				$ 1.31
Sale of private placement shares (in Shares)				150,134
Class B Ordinary Shares [Member] | Tortoise Acquisition Corp. II [Member]
Related party transactions (Details) [Line Items]
Common stock, shares issued (in Shares)					8,625,000			8,625,000		8,625,000	8,625,000		8,625,000
Founder shares (in Shares)			8,625,000			8,625,000	7,187,500
Class B Ordinary Shares [Member] | Founder Shares [Member] | Tortoise Acquisition Corp. II [Member]
Related party transactions (Details) [Line Items]
Founder shares (in Shares)	35,000
Class A Ordinary Shares [Member] | Tortoise Acquisition Corp. II [Member]
Related party transactions (Details) [Line Items]
Shares issued, price per share (in Dollars per share)					$ 10.00			$ 10.00		$ 10.00	$ 10.00		$ 10.00
Common stock, shares issued (in Shares)					6,117,385			5,305,845		6,117,385	5,305,845		6,117,385
Warrants price per share (in Dollars per share)																	$ 11.50
Class B Common Stock Warrants [Member]
Related party transactions (Details) [Line Items]
Common stock, value issued					$ 700,000					$ 700,000			$ 700,000
Common stock issued and outstanding (in Shares)								3,407,015			3,407,015
Issue of warrants (in Shares)													531,679
Class B Common Stock Warrants [Member] | Activate Capital Partners, LP [Member]
Related party transactions (Details) [Line Items]
Common stock issued for warrants (in Shares)								500,000			500,000
Common stock, shares issued (in Shares)								150,000			150,000
Class B Common Stock Warrants [Member] | Energize Ventures LLC [Member]
Related party transactions (Details) [Line Items]
Common stock issued for warrants (in Shares)									381,679			381,679
Common stock, value issued									$ 300,000			$ 300,000
Warrant [Member] | Tortoise Acquisition Corp. II [Member]
Related party transactions (Details) [Line Items]
Shares issued, price per share (in Dollars per share)					$ 11.50			$ 11.50		$ 11.50	$ 11.50		$ 11.50
Generating gross proceed										$ 8,900,000	$ 8,900,000
Warrant [Member] | Initial Public Offering [Member] | Tortoise Acquisition Corp. II [Member]
Related party transactions (Details) [Line Items]
Warrants price per share (in Dollars per share)					1.50			1.50		$ 1.50	$ 1.50		1.50
Sale of private placement shares (in Shares)										5,933,333	5,933,333
Warrant [Member] | Class A Ordinary Shares [Member] | Tortoise Acquisition Corp. II [Member]
Related party transactions (Details) [Line Items]
Warrants price per share (in Dollars per share)					$ 11.50			$ 11.50		$ 11.50	$ 11.50		$ 11.50